REAL ESTATE-RELATED SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of securities available for sale

The following is a summary of the Company’s real estate-related securities as of June 30, 2020 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$16,083	$20	$16,103

Total real estate-related securities	$16,083	$20	$16,103

The following table provides the activity for the real estate-related securities during the six months ended June 30, 2020 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2020	$—	$—	$—
Face value of real estate-related securities acquired	15,951	—	15,951
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	499	—	499
Amortization of discount (premium) on real estate-related securities	(12)	—	(12)
Principal payments received on real estate-related securities	(355)	—	(355)
Unrealized gain on real estate-related securities	—	20	20

Real estate-related securities as of June 30, 2020	$16,083	$20	$16,103

The scheduled maturities of the Company’s real estate-related securities as of June 30, 2020 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	14,347	14,367
Due after five years through ten years	—	—
Due after ten years	1,736	1,736

Total	$16,083	$16,103